AOMT II, LLC ABS-15G

Exhibit 99.47

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2026020594	XXX	XXX	XXX	XXX	XXX	XXX	Verified housing payment history - XXX+ months of verified mortgage history paid XXX since XXX.; Low DTI - DTI XXX% < XXX%. ;	XXX List of Settlement Service Providers Sent Date > XXX Business Days from Application Date (Enterprise Rule) - Missing initial SPL dated XXX. SPL provided in file is dated XXX. Application date XXX. - The List of Settlement Service Providers Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation XXX, e List of Settlement Service Providers must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii)) - XXX SPL datedXXX received.

XXX Intent To Proceed Date < Loan Estimate Received Date - Missing initial XXX dated XXX (pg XXX). -- The date the consumer indicated an intent to proceed with a transaction (XXX) is before the date the consumer received the Loan Estimate (XXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation XXX, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - The date the consumer indicated an intent to proceed with a transaction (XXX) is before the date the consumer received the Loan Estimate (XXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation XXX, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - XXX Initial LE dated XXX received.

XXX Initial Loan Estimate Sent Date > XXX Business Days from Application Date (Enterprise Rule) - Missing initial XXX dated XXX. ITP (page XXX) executed XXX. -- The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation XXX, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) - The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). Three business days from the Application Date is (XXX). Under Regulation XXX, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) -XXX Initial XXX dated XXX received.